Property, Plant and Equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation		$ 28,125		$ 27,268
Less: Accumulated depreciation		14,807		13,502
Property, plant and equipment	[2]	13,318	[1],[3]	13,766	[1],[3]	$ 11,762
Land [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation		530		588
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation		9,810		9,604
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation		11,248		10,933
Furniture, fixtures and other [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation		4,410		4,351
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment before accumulated depreciation		$ 2,127		1,791
Minimum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)		33 years
Minimum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)		8 years
Minimum [Member] | Furniture, fixtures and other [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)		3 years
Maximum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)		50 years
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)		20 years
Maximum [Member] | Furniture, fixtures and other [Member]
Property, Plant and Equipment [Line Items]
Useful lives (years)		12 years 6 months
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | HIS [Member]
Property, Plant and Equipment [Line Items]
PP&E		$ 457		$ 0

[1]	Amounts may not add due to rounding.
[2]	Reflects legacy Medivation and legacy Anacor amounts in 2016, commencing on the Medivation acquisition date, September 28, 2016, and Anacor acquisition date, June 24, 2016. Reflects legacy Hospira amounts in 2016 and 2015 commencing on the Hospira acquisition date, September 3, 2015.
[3]	The decrease in total property, plant and equipment is primarily due to depreciation, the reclassification of $457 million to Assets held for sale (see Note 2B) and, to a lesser extent, impairments and the impact of foreign exchange, partially offset by capital additions.